UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-4428
Dreyfus U.S. Treasury Intermediate Term Fund

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166

Registrant's telephone number, including area code: (212) 922-6000
Date of fiscal year end:	12/31
Date of reporting period:	9/30/05

FORM N-Q

Item 1. Schedule of Investments.

DREYFUS U.S. TREASURY INTERMEDIATE TERM FUND
Statement of Investments
September 30, 2005 (Unaudited)

	Principal
Bonds and Notes - 73.4%	Amount ($)	Value ($)
U.S. Government Agencies - 7.7%
Federal Home Loan Banks,
Bonds, Ser. 455, 3%, 4/15/2009	17,345,000	16,528,554

U.S. Government Agencies/Mortgage Backed - 3.2%
Small Business Administration,
Ser. 2005-P10A, Cl. AN, 4.638%, 2/10/2015	6,936,344	6,946,130

U.S. Treasury Bonds - 1.5%
7.625%, 2/15/2025	1,400,000	1,933,148
12.75%, 11/15/2010	1,325,000	1,338,966
		3,272,114
U.S. Treasury Notes - 61%
1.5%, 3/31/2006	2,867,000	2,834,187
1.625%, 10/31/2005	27,040,000	27,012,419
1.625%, 2/28/2006	6,021,000	5,968,557
2.75%, 7/31/2006	26,650,000	26,372,067
3.5%, 8/15/2009	30,620,000	29,855,725
3.5%, 11/15/2009	1,975,000	1,922,386
3.625%, 4/30/2007	9,275,000	9,199,594
3.875%, 2/15/2013	13,750,000	13,400,351
4.25%, 8/15/2013	10,540,000	10,507,073
6.5%, 2/15/2010	3,530,000	3,847,418
		130,919,777
Total Bonds and Notes
(cost $158,765,215)		157,666,575

	Face Amount
	Covered by
Options- 0.0%	Contracts ($)	Value ($)
Put Options;
U.S. Treasury Notes, 4.25%, 8/15/2015
November 2005 @ 100.09375
(cost$ 44,625)	4,200,000	20,016

Others Investment - 3.8%	Shares	Value ($)
Registered Investment Company;
Dryefus Institutional Preferred Plus Money Market Fund
(cost $8,064,000)	8,064,000a	8,064,000

	Prinicipal
Short Term Investment- 22.3%	Amount ($)	Value ($)
U.S. Treasury Bills:
3.33%, 10/27/2005	15,925,000	15,892,831
3.26%, 12/15/2005	250,000b	248,362
3.46%, 12/29/2005	32,000,000	31,736,000
Total Short Term Investments
(cost $47,862,733)		47,877,193

Total Investment (cost $214,736,573)	99.5%	213,627,784
Cah and Receivables (Net)	0.5%	1,083,223
Net Assets	100.0%	214,711,007

a	Investments in affiliated money market mutual funds.
b	Held by a broker as collateral for open financial futures position.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

DREYFUS U.S. TREASURY INTERMEDIATE TERM FUND
Statement of Futures
September 30, 2005 (Unaudited)

		Market Value		Unrealized
		Covered by		Appreciation/ (Depreciation)
	Contracts	Contracts ($)	Expiration	at 9/30/2005 ($)

Financial Futures Long
U.S. Treasury 10 Year Notes	190	20,885,156	December 2005	(53,438)

U.S. Treasury 30 Bonds	40	4,576,250	December 2005	(25,000)
				(78,438)

DREYFUS U.S. TREASURY INTERMEDIATE TERM FUND
Statement of Options Written
September 30, 2005 (Unaudited)

	Face Amount
	Covered by
Issuer	Contracts ($)	Value ($)

Call Options:
U.S. Treasury Notes, 4.25%, 8/15/2015
December 2005 @ 102.796875	10,630,000	11,906
U.S. Treasury Notes, 4.25%, 8/15/2015
November 2005 @ 101.546875	8,400,000	12,469

Put Options;
U.S. Treasury Notes, 4.25%, 8/15/2015
December 2005 @ 98.046875	10,630,000	63,674

(Premuims received $120,613)		88,049

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a)
under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus U.S. Treasury Intermediate Term Fund

By:	/s/Stephen E. Canter
Stephen E. Canter
President

Date:	November 22, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	November 22, 2005

By:	/s/James Windels
James Windels
Chief Financial Officer

Date:	November 22, 2005

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)